Consolidated Statements Of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net loss	$ (110,924)	$ (100,943)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Change in fair value of derivatives designated as cash flow hedges, net of income tax recovery	(363)	360
(Gain) loss on derivatives designated as cash flow hedges transferred to net loss, net of income tax expense	29	(389)
Unrealized gain (loss) on translation of foreign-denominated debt	18,728	11,779
Unrealized gain (loss) on translation of financial statements of foreign operations	(45,701)	72,406
Other comprehensive income (loss)	(27,307)	84,156
Total comprehensive loss	$ (138,231)	$ (16,787)